Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2025
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision	The
following rates were used in the calculation of the provision:

%	2025	2024	2023
South African operations
Inflation rate
– short term (Year one)	5.23	5.83	6.59
– short term (Year two)	5.51	5.68	5.65
– medium term (Year three)	5.51	5.64	5.68
– long term (Year four onwards)	5.51	5.64	5.64
Discount rates[1,2]
– 12 months	7.60	9.00	9.30
– one to five years	—	—	9.20
– two to four years	—	9.20	—
– five to seven years	—	10.90	—
– six to nine years	—	—	10.60
– 10 years or more	—	12.00	12.10
– 15 years or more	—	12.60	—
– 20 years or more	—	12.70	—
– life of mine (two years)	7.91	—	—
– life of mine (three years)	8.19	—	—
– life of mine (five years)	8.69	—	—
– life of mine (six years)	8.95	—	—
– life of mine (seven years)	9.25	—	—
– life of mine (11 years)	10.27	—	—
– life of mine (12 years)	10.48	—	—
– life of mine (14 years)	10.80	—	—
– life of mine (17 years)	11.11	—	—
– life of mine (19 years)	11.19	—	—
PNG operations
Inflation rate	4.56	4.74	4.84
Discount rate	8.79	10.33	9.33
1In 2024, the grouping of the discount rates were updated to reflect the changes in the concentration of the lives of group’s mines.
2In 2025, the discount rates used are per a South African bond yield curve at 30 June 2025, with the period to maturity determined with reference to the life of mine.

Reconciliation of the total liability for environmental rehabilitation	The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	5 155	5 473
Change in estimate – Balance sheet (a)	519	(531)
Change in estimate – Income statement (a)	133	3
Utilisation of provision	(92)	(117)
Time value of money and inflation component of rehabilitation costs	521	486
Translation	(138)	(159)
Balance at end of year	6 098	5 155
(a)The change in 2025 is mainly due to the decrease in discount rates which resulted in a significant increase in the net present value of the liability. In 2024, the majority of the change related to the inclusion of the deepening project for
Mponeng in its life of mine plan. This increased the number of years and together with higher discount rates resulted in a significant decrease in the net present value of the liability.

Disclosure of Future Net Undiscounted Obligation	While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2025	2024
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	9 055	8 387
Amounts invested in environmental trust funds (refer to note 15)	(6 716)	(6 030)
Total future net undiscounted obligation	2 339	2 357